BORROWINGS - US$1.05 BILLION BOND (Details) R in Millions, $ in Millions			12 Months Ended
	Sep. 19, 2018 USD ($)	Jun. 27, 2017 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 09, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 25,649.5	R 8,973.8
Loans raised	$ 500.0		17,130.2	69,593.8	R 17,280.5
Loans repaid			(21,231.5)	(55,719.5)	(11,834.7)
Interest charge			1,572.5	2,091.9	427.5
Unwinding of amortised cost			538.3	251.8	141.4
Balance at end of period			24,504.7	25,649.5	R 8,973.8
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 2,650.0
Loans raised				34,000.3
Loans repaid				(33,304.0)
Foreign currency translation				(181.8)
US$1.05 billion Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	349.0					$ 2,022,000.0
Bond purchase price | $	$ 345.0
Balance at beginning of period			12,597.7
Loans raised				13,109.5
Loans repaid			(5,107.4)
Interest charge			836.6	478.1
Accrued interest paid			(795.5)	(431.5)
Unwinding of amortised cost			196.7	29.7
Gain on derecognition of borrowings			128.8
Foreign currency translation			2,209.4	(588.1)
Balance at end of period			R 9,808.7	R 12,597.7
6.125% Senior Notes due 2022
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 500.0				353.7
Interest rate (as a percent)		6.125%
Debt term		5 years
7.125% Senior Notes due 2025
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 550.0				$ 346.9
Interest rate (as a percent)		7.125%
Debt term		8 years